Exchange differences (net)	12 Months Ended
Dec. 31, 2017
Exchange differences (net) [Abstract]
Exchange differences (net)

39. Exchange differences (net)

"Exchange differences" demonstrate the gains or losses on foreign currency transactions, the differences that arise on translations of monetary items in foreign currencies to the functional currency, and those disclosed on non-monetary assets in foreign currency at the time of their disposal.

Thousand of Reais	2017	2016	2015

Revenue with Exchange variations	24,008,382	16,634,809	52,013,425
Expenses with Exchange Variations	(23,403,326)	(12,059,995)	(41,929,005)
Total	605,056	4,574,814	10,084,420